Non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2017
Non-current assets held for sale (Tables) [Abstract]
Non-current assets held for sale

26.  Non-current assets held for sale

	R$ thousand
	On December 31
	2017	2016
Assets not for own use
Real estate	1,250,380	1,262,126
Vehicles and similar	262,774	308,357
Machinery and equipment	2,037	5,529
Other	5,782	2,954
Total	1,520,973	1,578,966